INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of income tax provision
The income tax provision for the years ended December 31, 2022 and 2021 consists of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Current:
Federal	$—	$—
State	—	1

Total	—	1

Deferred:
Federal	(273)	371
State	(507)	803

Total	$(780)	$1,174

Income tax (benefit) expense	$(780)	$1,175

Summary of company's effective tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 are as follows:

	For the Year Ended December 31,
	2022	2021
U.S. federal statutory tax rate	21.0%	21.0%
State income taxes, net of federal benefit	0.8%	57.2%
PPP Loan	0.0%	(42.9)%
Return to provision	0.0%	10.5%
Transaction costs	1.2%	—%
Other adjustments	0.1%	1.8%
Change in valuation allowance	-21.6%	58.3%

Effective tax rate	1.5%	105.9%

Summary of net deferred tax assets (liability)
The tax effects of significant items comprising the Company’s deferred taxes as of December 31, 2022 and 2021 are as follows (in thousands):

	For the Year Ended December 31,
	2022	2021
Deferred Tax Assets:
Net operating loss and other tax attributes carryforwards	17,041	4,950
Accrued expenses	150	343
163(j) interest limitation	2,489	166
Amortization	1,433	58
Transaction costs	2,108	—
Lease liabilities	5,886	—
Other deferred tax assets	735	231

	29,842	5,748

	For the Year Ended December 31,
	2022	2021
Deferred Tax Liabilities:
Depreciation	(66)	(73)
Unrealized gain (loss) on joint venture	(998)	(2,541)
Right of use assets	(5,239)	—
Debt	(696)	—
Other deferred tax liabilities	—	(26)

	(6,999)	(2,640)

Valuation allowance	(23,237)	(4,282)

Net deferred tax liability	(394)	(1,174)